The Millicom Group - A.2. Joint Ventures (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 13, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2018
Disclosure of joint ventures [line items]
Statutory reserves unavailable for distribution		$ 472.0		$ 486.0		$ 310.0
Profit (loss) from other joint ventures and associates, net		0.0	[1]	(40.0)	[2]	(1.0)	[2]
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures		596.0
Investments in joint ventures		590.0		596.0
Honduras joint ventures
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture								50.00%
Joint ventures
Disclosure of joint ventures [line items]
Total net assets		401.0		406.0
Statutory reserves unavailable for distribution		3.0		3.0
Guatemala and Honduras Joint Ventures
Disclosure of joint ventures [line items]
Cash repatriated from joint venture				62.0
Guatemala and Honduras Joint Ventures | Trade receivables, net
Disclosure of joint ventures [line items]
Cash repatriated from joint venture				13.0
Honduras joint ventures
Disclosure of joint ventures [line items]
Total net assets		(17.0)		(18.0)		(8.0)
Cash repatriated from joint venture		85.0
Dividends and advances paid to Millicom		$ 9.0		$ 0.0		$ 24.0
Proportion of ownership interest in joint venture		66.70%		66.70%		66.70%
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures		$ 596.0		$ 610.0
Results for the year		32.0		27.0		$ 27.0
Dividends declared during the year		(35.0)		(34.0)
Currency exchange differences		(7.0)		(7.0)
Capital increase		3.0
Investments in joint ventures		$ 590.0		$ 596.0		610.0
Telefonica Celular S.A
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		66.70%		66.70%
Navega S.A. de CV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		66.70%		66.70%
Guatemala joint ventures
Disclosure of joint ventures [line items]
Dividends and advances paid to Millicom				$ 13.0		47.0
Increase (Decrease) Joint Ventures [Roll Forward]
Results for the year				$ 183.0		144.0
Ghana
Increase (Decrease) Joint Ventures [Roll Forward]
Results for the year						$ 0.0
Bharti Airtel Ghana Holdings B.V.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%		50.00%
Increase (Decrease) Joint Ventures [Roll Forward]
Payments for reimbursements of certain bank facilities	$ 37.5

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)